Revenue (expenses) by type (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Revenue Expenses
The Company opted to present the consolidated statements of income by function. The table below shows the detailed costs and expenses by nature:

	12.31.2019	12.31.2018	12.31.2017
As presented in the statements of income:
Revenue	2,618.1	2,127.7	2,546.5
Cost of sales and services	(2,259.9)	(1,929.6)	(2,248.6)
Administrative	(136.7)	(136.1)	(138.9)
Selling	(148.2)	(151.4)	(169.9)
Research	(19.7)	(19.5)	(22.2)
Other income (expenses), net	(215.8)	(173.8)	(163.9)
Equity in losses on associates	(0.2)	(0.4)	1.2

Operating profit before financial income	(162.4)	(283.1)	(195.8)

Revenue (expenses) by nature:
Revenue from sales of goods	2,207.0	1,797.1	2,011.2
Revenue from sales of services	462.8	365.1	600.3
Sales deductions and tax on revenue (i)	(51.7)	(34.5)	(65.0)
General manufacturing costs (ii)	(2,104.3)	(1,788.2)	(2,016.5)
Depreciation	(90.6)	(74.0)	(131.5)
Amortization	(65.0)	(67.4)	(100.6)
Personnel expenses	(146.2)	(158.5)	(156.0)
Selling expenses	(37.5)	(39.1)	(33.0)
Miscellaneous	(336.9)	(283.6)	(304.7)

Operating profit before financial income	(162.4)	(283.1)	(195.8)

(i)	Refers to sales taxes and other deductions.
(ii)	Refers to costs of materials, direct labor and general manufacturing expenses.